Summary of Significant Accounting Policies (Summary of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (696)	$ (283)	$ (27)
Comprehensive (loss) gain	109	(413)	(256)
Balance	(587)	(696)	(283)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(684)	(289)	(27)
Comprehensive (loss) gain	104	(395)	(262)
Balance	(580)	(684)	(289)
Unrealized Gains (Losses) on Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(12)	6
Comprehensive (loss) gain	5	(18)	6
Balance	$ (7)	$ (12)	$ 6